Silicon Valley Technology Partners (Details) $ in Millions	Nov. 13, 2018 USD ($) shares
Investments, Debt and Equity Securities [Abstract]
SVTP Preerred Shares-other investment | shares	1,879,699
Disposal Group, Including Discontinued Operation, Consideration | $	$ 2.1